Leases (Details) - Schedule of Lease Costs - USD ($)	1 Months Ended	3 Months Ended		8 Months Ended	9 Months Ended
	Feb. 13, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2024
Successor [Member]
Schedule of Lease Costs [Line Items]
Operating lease cost		$ 229,331	$ 233,375	$ 585,702
Variable operating lease cost		177,056	147,942	441,560
Total lease cost		$ 406,387	$ 381,317	$ 1,027,262
Predecessor [Member]
Schedule of Lease Costs [Line Items]
Operating lease cost	$ 110,885				$ 695,365
Variable operating lease cost	84,401				488,867
Total lease cost	$ 195,286				$ 1,184,232